Significant Accounting Policies (Details) - USD ($)	1 Months Ended
	Feb. 28, 2025	Sep. 30, 2025
Significant Accounting Policies (Details) [Line Items]
Cash	$ 0	$ 1,045,403
Cash held in trust account		203,677,270
Cash, FDIC insured amount	$ 250,000	$ 250,000
Public Rights [Member]
Significant Accounting Policies (Details) [Line Items]
Diluted net income (loss) per share (in Shares)		2,012,500
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Diluted net income (loss) per share (in Shares)		59,225
Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to forfeitrue (in Shares)	922,163